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                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). The Registrant's 1933 Act No. is 333-33978 and the Registrant's 1940 Act No. is 811-09885.

2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 47 ("PEA No. 47") on September 3, 2008, pursuant to Rule 485(b) under the 1933 Act for the following fund:

          Janus Adviser Modular Portfolio Construction Fund

3.   The text of PEA No. 47 has been filed electronically.

DATED: September 8, 2008

                                        JANUS ADVISER SERIES
                                        on behalf of Janus Adviser Modular
                                        Portfolio Construction Fund


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President